DWS Short Duration Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Bloomberg 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.95%	0.73%	0.70%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.16%	1.01%	0.81%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.84%	2.15%	2.52%
Performance Inception Date	[1]	Dec. 02, 2002
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.44%	1.85%	1.98%
Performance Inception Date		Feb. 03, 2003
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.60%	2.97%	3.05%
Performance Inception Date		Aug. 25, 2014
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.60%	2.99%	3.05%
Performance Inception Date		Aug. 26, 2008
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.49%	2.88%	3.01%
Performance Inception Date		Dec. 23, 1998

[1]	Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.75%.